Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,249,999.36
Previously Paid Amount	0
Total Fee Amount	497.57
Total Offset Amount
Net Fee	$ 497.57